Expense Example - Consumer Services UltraSector ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	159	493	850	1,856	259	796	1,360	2,895